Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial and other non-current assets [abstract]
Financial assets
(USD millions)	2021	2020

Equity securities	1 663	1 577

Debt securities	34	36

Fund investments	366	366

Total financial investments	2 063	1 979

Long-term receivables from finance subleases	70	83

Other long-term receivables	184	125

Contingent consideration receivables [1]	641	625

Long-term loans, advances and security deposits	78	89

Total financial assets	3 036	2 901

[1] Note 29 provides additional disclosures related to contingent considerations.

Other non-current assets
(USD millions)	2021	2020

Deferred compensation plans	520	471

Prepaid post-employment benefit plans	1 415	202

Other non-current assets	275	219

Total other non-current assets	2 210	892